Financial Instruments and Fair Value Measurements - Interest Rate Swaps (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Interest rate swaps and cap floor agreements:
Reclassification of losses on previously designated cash flow hedges associated with capitalized interest to depreciation and amortization	$ 517	$ 518
Estimated net amount of existing losses to be reclassified within twelve months	1,034
Interest Rate Swaps
Interest rate swaps and cap floor agreements:
Number of interest rate swap held	9
Notional amount of interest rate swaps	$ 2,000,000